PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30,	December 31,
	2024	2023
Containers	$4,715,423	$1,740,393
Trucks and tractors	7,311,880	4,388,091
Trailers	1,033,259	1,033,259
Shop equipment	49,182	40,380
Furniture	16,843	-
Leasehold improvements	147,766	33,934
	13,274,353	7,236,057
Less accumulated depreciation	(2,074,129)	(1,455,310)
Net book value	$11,200,224	$5,780,747

Property and equipment consist of the following as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Containers	$1,740,393	$1,397,311
Trucks and tractors	4,388,091	4,086,968
Trailers	1,033,259	1,197,357
Shop equipment	40,380	40,380
Leasehold improvements	$33,934	$19,589
	7,236,057	6,741,605
Less accumulated depreciation	(1,455,310)	(1,097,664)
Net book value	$5,780,747	$5,643,941